Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of categories of loans
Total loans	$ 463,665	$ 442,855
Non-Accrual Loans	5,305	6,900
Non-Accrual Percentage	1.14%	1.56%
Less: Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	463,389	442,554
Allowance for loan losses	(6,811)	(6,529)
Commercial [Member]
Summary of categories of loans
Total loans	81,767	78,112
Non-Accrual Loans	1,246	2,393
Non-Accrual Percentage	1.52%	3.06%
Commercial Real Estate [Member]
Summary of categories of loans
Total loans	201,392	187,829
Non-Accrual Loans	782	1,456
Non-Accrual Percentage	0.39%	0.78%
Agricultural [Member]
Summary of categories of loans
Total loans	42,276	38,361
Non-Accrual Loans
Non-Accrual Percentage	0.00%	0.00%
Residential Real Estate [Member]
Summary of categories of loans
Total loans	87,859	87,656
Non-Accrual Loans	2,631	2,471
Non-Accrual Percentage	2.99%	2.82%
Consumer [Member]
Summary of categories of loans
Total loans	50,223	50,681
Non-Accrual Loans	646	580
Non-Accrual Percentage	1.29%	1.14%
Leasing [Member]
Summary of categories of loans
Total loans	148	216
Non-Accrual Loans
Non-Accrual Percentage	0.00%	0.00%